RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

8.       RELATED PARTY BALANCES AND TRANSACTIONS

The Group accounts for related party transactions based on various service agreements and reflects for all periods presented herein. The major related parties and their relationships with the Group, and the nature of their services provided to the Group are summarized as follows:

	Relationship with the	Major transaction with the
Company name	Group	Group
Pucheng Credit Assessment and Management (Beijing) Co., Ltd. (“Pucheng Credit”)	Consolidated VIE of CreditEase	Credit assessment and collection services, management consulting services, customers acquisition and referral services and related party loans

Puxin	Subsidiary of CreditEase	System support services and related party loans

Beijing Zhicheng Credit Service Co., Ltd. (“Beijing Zhicheng”)	Consolidated VIE of CreditEase	Identity verification services and system support services

Hainan CreditEase Puhui Small Loan Co., Ltd. (“Hainan CreditEase”)	Subsidiary of Consolidated VIE of CreditEase	Collection of fees from customers on behalf of the Group and customers acquisition and referral services

CreditEase Bocheng Insurance Sales and Service Co., Ltd. (“Bocheng”)	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

Huichuang Financial Leasing (Shanghai) Co., Ltd.	Subsidiary of CreditEase	Customers acquisition and referral services

Zhuoyue	Consolidated VIE of CreditEase	Customers acquisition and referral services, management consulting services and related party loans

Toumi Technology Development (Beijing) Co., Ltd.	Consolidated VIE of CreditEase	Customers acquisition and referral services

Xinda Hongtao Technology Development (Beijing) Co., Ltd. (“Xinda Hongtao”)	Consolidated VIE of CreditEase	Customers acquisition and referral services

Zhehao Asset Management (Shanghai)Co., Ltd. (“Zhehao”)	Consolidated VIE of CreditEase	Fund distribution services

Shenzhen CreditEase Factoring Co., Ltd. (“Shenzhen CreditEase”)	Subsidiary of CreditEase	Customers acquisition and referral services

Xiaozhi Technology Co., Ltd.	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

Shenzhen Tengda Yingyi Asset Management Co., Ltd. (“Shenzhen Tengda”)	Subsidiary of Consolidated VIE of CreditEase (until July 2019)	Disposal of loan receivables and the beneficial rights in the consolidated ABFE

Beijing Hanfu Asset Management Co., Ltd. (“Hanfu”)	Consolidated VIE of CreditEase	Fund distribution services

CreditEase Qixiang Technology (Beijing) Co., Ltd. (“CreditEase Qixiang”)	Consolidated VIE of CreditEase	Purchase of property and equipment and rental of equipment, disposal of loan receivables and the beneficial rights in the consolidated ABFE

Shanghai CreditEase Qixin Factoring Co., Ltd.	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

CreditEase Huicong International Financial Leasing Co., Ltd.	Subsidiary of CreditEase	Customers acquisition and referral services

Beijing Yuying Asset Management Co., Ltd.	Consolidated VIE of CreditEase	Fund distribution services

Shenzhen Puze Zhongfu Asset Management Co., Ltd. (“Puze Zhongfu”)	Subsidiary of CreditEase	Fund distribution services and disposal of loan receivables

Hengda Hongyuan International Technology Development (Beijing) Co., Ltd.	Subsidiary of CreditEase	Financing services through transfer of financial lease receivables

Huimin	Consolidated VIE of CreditEase (from November 2019)	Customer hotline services

The information about costs and expenses incurred for services provided by CreditEase, its subsidiaries and affiliates for the years ended December 31, 2018, 2019 and 2020 is as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Customer calling center services (note a)	—	—	40,287
Management consulting services	—	3,000	669
Rental of equipment	52,606	4,384	—
Credit assessment services	38,203	19,025	8,022
System support services	657,206	179,458	164,671
Collection services	327,917	296,493	421,726
Customers acquisition and referral services (note b)	1,065,421	464,140	387,843

Total costs and expenses	2,141,353	966,500	1,023,218

Note a:  The customer calling center service fees charged by Huimin include the cost of calling center service starting from January 1, 2020.

Note b: For the year ended December 31, 2018 the customer acquisition and referral service fees charged by Zhuoyue include the cost of guarantee services to investors provided by Zhuoyue in 2017 and until March 2018.

Revenue derived from services provided by the Group to CreditEase, its subsidiaries and affiliates for the years ended December 31, 2018, 2019 and 2020 is recorded as other revenue and is as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Fund distribution services	113,748	113,930	7,004
Customers acquisition and referral service	63,593	28,547	138,438
Total revenue	177,341	142,477	145,442

During the year ended December 31, 2018, Huimin disposed the delinquent loans repurchased from the consolidated ABFE upon the liquidation of the consolidated ABFE to Puze Zhongfu and Shenzhen Tengda. The total consideration from those disposal amounted to RMB607,461. In addition, Huimin disposed its beneficiary rights of several trusts to Shenzhen Tengda and CreditEase Qixiang for a total consideration of RMB144,389 during the year ended December 31, 2019. Since July 2019, Shenzhen Tengda is no longer a related party of the Group.

Huimin purchased software from Zhuoyue in 2018. The purchase costs of software amounted to RMB12,275.

The information about loans collected from/(issued to) CreditEase, its subsidiaries and affiliates recorded in investing activities of the Company’s consolidated statements of cash flows for the years ended December 31, 2018, 2019 and 2020 is as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Puxin	3,238,919	—	—
Pucheng Credit	441,667	100,000	—
Zhuoyue	(663,463)	4,500	—
Other related parties	(811)	—	—
Total	3,016,312	104,500	—

The information about loans received from/(repaid to) CreditEase, its subsidiaries and affiliates recorded in financing activities of the Company’s consolidated statements of cash flows for the years ended December 31, 2018, 2019 and 2020 is as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Zhuoyue	(435,193)	706,250	—
Pucheng Credit	(816)	1,000	—
Fuan Yida	—	(68,000)	—
Hengda Hongyuan (a)	—	—	361,500
Other related parties	15,450	—	—
Total	(420,559)	639,250	361,500
(a)	Amounts related to transfer financial receivable to related party which only include principal, as discussed in Note 9

Details of related party balances as of December 31, 2019 and 2020 are as follows:

(i)	Amounts due from related parties

	December 31,	December 31,
	2019	2020
	RMB	RMB
Huimin (Note a)	407,240	—
Xinda Hongtao (Note b)	213,624	—
Zhuoyue (Note b)	202,724	90,814
Puxin (Note c)	150,743	65,542
Hengcheng (Note d)	—	579,633
Huichuang (Note e)	—	105,130
Others	14,522	42,887
Total	988,853	884,006

(ii)	Amounts due to related parties

	December 31,	December 31,
	2019	2020
	RMB	RMB
Puxin (Note a and c)	47,046	9,540
Pucheng Credit (Note c)	33,486	34,834
Hengda Hongyuan (Note f)	—	367,134
Hengcheng(Note d)	—	379,202
Zhuoyue (Note c)	—	75,017
Huizong International(Note c)	20	51,798
Others	26,093	52,784
Total	106,645	970,309

(a)

On November 30, 2019, Hengcheng, acquired Huimin’s services connecting borrowers and investors, and sold its remaining unrelated business to Puxin for an aggregated consideration of RMB47 million. Amounts due from Huimin and amounts due to Puxin as of December 31,2019 were related to such transaction and settled during the year ended December 31, 2020.

(b)	Amounts relate to the prepayment of referral services provided by the related parties and referral services provided to related party as of December 31, 2019 and 2020, respectively.
(c)	Amounts relate to the provision of credit assessment, collection, system support, identity verification, referral services and trust investment provided by the related parties.
(d)	Amounts due from and due to Hengcheng were related to the disposal of Huimin as discussed in Note 1 and customer services provided.
(e)	Amounts related to the referral services provided to the related parties.
(f)	In 2020, based on the financing arrangement with Haijin Yichuang, RMB367,134 related to financing receivables was transferred to related party, which includes the principal and interests.

Non-competition arrangement

The Group entered into a non-competition agreement with CreditEase, under which they agreed not to compete with each other’s core business. The non-competition agreement was amended and restated on December 31, 2020. CreditEase agreed not to compete with the Group in a business that is of the same nature as (i) the online wealth management business targeting the mass affluent(which refers to individuals with RMB1million to RMB10 million investable financial assets), unsecured and secured consumer lending, financing leasing, small and medium enterprise lending and other related services and businesses ("Yiren Digital Business"), and (ii) other businesses that the Group and CreditEase may mutually agree from time to time. The Group agreed not to compete with CreditEase in the business conducted by CreditEase, other than (i) the Yiren Digital Business and (ii) other businesses that the Group and CreditEase may mutually agree from time to time.